Geographic Information (Details) - Schedule of revenues by country based - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Geographic Information (Details) - Schedule of revenues by country based [Line Items]
Revenues		$ 325,674	$ 289,707	$ 269,194
North America [Member]
Geographic Information (Details) - Schedule of revenues by country based [Line Items]
Revenues	[1]	163,565	136,477	109,560
Europe [Member]
Geographic Information (Details) - Schedule of revenues by country based [Line Items]
Revenues	[2]	133,851	128,513	120,926
Asia Pacific [Member]
Geographic Information (Details) - Schedule of revenues by country based [Line Items]
Revenues		15,053	13,371	18,059
South Africa [Member]
Geographic Information (Details) - Schedule of revenues by country based [Line Items]
Revenues		$ 13,205	$ 11,346	$ 20,649

[1]	Revenues from North America consist primarily of revenues from the United States, except for $1,056, $649 and $476 of revenues derived from Canada during the years ended December 31, 2017, 2018 and 2019, respectively.
[2]	Revenues from Europe include UK, Israel and other European countries. Revenues from the United Kingdom (UK) amounted to $47,396, $38,815 and $41,051 during the years ended December 31, 2017, 2018 and 2019, respectively.